Intangible Assets (Details Narrative 2) (USD $)	3 Months Ended		12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Sep. 30, 2014	Sep. 30, 2013
Amortization of Intangible Assets	$ 470,993	$ 221,632	$ 1,563,416	$ 929,108
Minimum [Member]
Intangible assets, useful life	3 years
Maximum [Member]
Intangible assets, useful life	10 years